Short-term Loan Receivable	6 Months Ended
Dec. 31, 2025
Short-term Loan Receivable

6.	Short-term Loan Receivable

The following table summarizes loans outstanding as at December 31, 2025:

 Schedule of Loan Outstanding

Borrower	Opening June 30, 2025 $	Additions $	Repayments $	Accrued Interest $	FX Movement $	Closing December 31, 2025 $
The T.I.M.E. Organization, Inc.	2,046,450	—	(577,023)	—	11,929	1,481,356
Minglement Solutions LLC	—	3,430,320	—	—	(3,820)	3,426,500
AK Holdings Group Inc.	—	10,891,343	—	98,413	(200,663)	10,789,093
CV3 Group, LLC	—	4,480,434	—	19,038	(25,984)	4,473,488
Starlink Capital LLC	—	1,930,033	—	5,678	(11,193)	1,924,518
Summit Strategies LLC	—	7,293,910	—	173,651	(166,790)	7,300,771
	2,046,450	28,026,040	(577,023)	296,780	(396,521)	29,395,726

The T.I.M.E. Organization Inc.

On June 16, 2025, the Company advanced $2,046,450 (US $1,500,000) to The T.I.M.E. Organization, Inc. under a senior secured term loan agreement.

The loan is repayable in 39 instalments of US $44,041, and the Company anticipates full repayment by December 31, 2026. The total expected cash inflow over the term of the loan is approximately US $1,717,600. The effective yield embedded in the amortization schedule is approximately 43% per annum.

The facility is secured by a first-priority lien over the borrower’s present and future accounts receivable, inventory, equipment, general intangibles, and cash. The loan agreement also contains standard financial and reporting covenants, restrictions on incurrence of additional debt, and customary events of default provisions.

The Company has designated this loan as a short-term financial asset measured at amortized cost.

Minglement Solutions LLC.

On July 14, 2025, the Company advanced $3,430,320 (US$2,500,000) to Minglement Solutions LLC (“Minglement”), a Delaware limited liability company, pursuant to a Senior Secured Promissory Note.

Repayment is structured as a balloon payment of US$2,800,000 in December 2026. The note is senior in priority and secured by a first-priority security interest in all assets of Minglement pursuant to a Security Agreement. The Company holds a right to demand immediate repayment of the entire outstanding principal balance at any time upon 60 days' written notice (the “Call Back Right”), in which case the borrower is required to repay US$2,625,000 (being US$2,500,000 principal plus a 5% return of US$125,000).

AK Holdings Group Inc.

On December 3, 2025, the Company advanced $10,891,343 (US$7,800,000) to AK Holdings Group Inc. (“AK Holdings”), a company incorporated in Panama, pursuant to an unsecured promissory note. The note bears interest at 12% per annum, with all principal and accrued interest due in a single bullet repayment on December 3, 2026. Interest is payable on the maturity date unless otherwise agreed by the parties in writing.

The note contains negative covenants restricting AK Holdings from incurring additional indebtedness, creating encumbrances, altering its capital structure, making distributions, or disposing of assets outside the ordinary course of business, in each case without the Company's consent.

CV3 Group, LLC

On December 18, 2025, the Company advanced $4,480,434 (US$3,250,000) to CV3 Group, LLC (“CV3”), a Delaware limited liability company, pursuant to an unsecured promissory note. The note bears interest at 12% per annum, with all principal and accrued interest due in a single bullet repayment on December 18, 2026. Interest is payable on the maturity date unless otherwise agreed by the parties in writing.

The note contains negative covenants restricting CV3 from incurring additional indebtedness, creating encumbrances, altering its capital structure, making distributions, or disposing of assets outside the ordinary course of business, in each case without the Company's consent.

CV3 is a related party of the Company because of its relationship with one of the directors of the Company.

Starlink Capital LLC

On December 22, 2025, the Company advanced $1,930,033 (US$1,400,000) to Starlink Capital LLC (“Starlink”), a Wyoming limited liability company, pursuant to an unsecured promissory note. The note bears interest at 12% per annum, with all principal and accrued interest due in a single bullet repayment on December 22, 2026. Interest is payable on the maturity date unless otherwise agreed by the parties in writing.

The note contains negative covenants restricting Starlink from incurring additional indebtedness, creating encumbrances, altering its capital structure, making distributions, or disposing of assets outside the ordinary course of business, in each case without the Company's consent.

Summit Strategies LLC

On October 3, 2025, the Company advanced $2,374,305 (US$1,700,000) to Summit Strategies LLC (“Summit Strategies”), a Wyoming limited liability company, pursuant to a secured promissory note. On October 30, 2025, the note was amended and a further $3,513,375 (US$2,500,000) was advanced. On November 3, 2025, a Second Note Amending Agreement was entered into and the Company advanced a further $1,406,230 (US$1,000,000). Interest accrues on each tranche from its respective advance date at 12% per annum. All principal, accrued interest, and other amounts are due in a single bullet repayment on July 3, 2026.

The note is secured by a first-priority lien over all assets of Summit Strategies, including all personal property, accounts, equipment, investment property, deposit accounts, general intangibles, and proceeds thereof.

The note contains negative covenants restricting Summit Strategies from incurring additional indebtedness, creating encumbrances, altering its capital structure, making distributions, or disposing of assets outside the ordinary course of business, in each case without the Company's consent.